Credit Risk - Summary of Residential Mortgages by Interest Rate Profile (Detail) - Stock [member] - Credit risk [member] - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 157,957	£ 154,682
Percentage of residential mortgage loans	100.00%	100.00%
Fixed Rate [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 115,178	£ 102,036
Percentage of residential mortgage loans	73.00%	66.00%
Variable Rate [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 24,396	£ 29,370
Percentage of residential mortgage loans	15.00%	19.00%
Standard Variable Rate [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 18,383	£ 23,276
Percentage of residential mortgage loans	12.00%	15.00%